Statements of Appropriation of Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2025
Statement of Appropriation of Retained Earnings [Abstract]
Statements of Appropriation of Retained Earnings	The statements of appropriation of retained earnings of KEPCO, the controlling company, for the years ended December 31, 2024 and 2025, respectively, are as follows:

		2024	2025

		In millions of won except for dividends per share
I. Unappropriated retained earnings
Unappropriated retained earnings carried over from prior years	￦	—	—
Net profit		829,339	7,249,900
Remeasurement of the defined benefit plan		(125,132)	(20,426)

		704,207	7,229,474

II. Transfer from voluntary reserves		—	—

III. Subtotal (I+II)		704,207	7,229,474

IV. Appropriation of retained earnings
Dividends		(136,738)	(989,909)
Voluntary reserves		(567,469)	(6,239,565)

		(704,207)	(7,229,474)

V. Unappropriated retained earnings to be carried over forward to subsequent year		—	—